Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation
(a)
Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

Out-of-period adjustment

For the year ended December 31, 2019, the Group recorded an out-of-period adjustment of RMB66.1 million to reduce financial services income, and corresponding RMB63.6 million of financing receivables and RMB2.5 million of contract assets and service fees receivable in the first quarter of 2019, to correct the cumulative effect of errors in recording discounts and interests waived in the periods prior to December 31, 2018. The Group has evaluated the effects of this out-of-period adjustment, both qualitatively and quantitatively, and concluded that the correction of this amount was not material to the Group’s financial position or results of operations for any prior periods or for the year ended December 31, 2019.

Basis of Consolidation
(b)
Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIEs and subsidiaries of the VIEs for which the Company is the primary beneficiary.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

A consolidated VIE is an entity in which the Company, or its subsidiaries, through contractual arrangements, has the power to direct the activities that most significantly impact the entity’s economic performance, bears the risks of and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiaries is the primary beneficiary of the entity.

All transactions and balances among the Company, its subsidiaries, the VIEs and subsidiaries of the VIEs have been eliminated upon consolidation.

VIE Companies (excluding the consolidated Trusts and asset-backed securitized debts as discussed in Note 2(f))

(i)
Contractual agreements with VIEs

The following is a summary of the contractual agreements (collectively, “Contractual Agreements”) that the Company’s relevant PRC subsidiaries entered into with the VIEs and their nominee shareholders. Through the Contractual Agreements, the VIEs are effectively controlled by the Company.

Exclusive Option Agreements. Pursuant to the Exclusive Option Agreements, the nominee shareholders of the VIEs have irrevocably granted the Group’s relevant PRC subsidiaries an exclusive option to purchase all or part of their respective equity interests in the VIEs. The purchase price shall be the lowest price permitted by law. Without prior written consent of the Group’s relevant PRC subsidiaries, the VIEs shall not, among other things, amend their articles of association, increase or decrease the registered capital, sell, dispose of or set any encumbrance on their assets and equity interests in the VIEs, business or revenue, enter into any material contract outside the ordinary course of business, merge with any other persons or make any investments, distribute dividends, or enter into any transactions which have material adverse effects on their business. These agreements will remain effective until the Group’s relevant PRC subsidiaries and/or any third party designated by the Group’s relevant PRC subsidiaries have acquired all equity interests of the VIEs from their respective nominee shareholders.

Power of Attorney. Pursuant to the Power of Attorney, each nominee shareholder of the VIEs irrevocably authorizes the Group’s relevant PRC subsidiaries to act as its attorney‑in‑fact to exercise all of such shareholder’s voting and other rights associated with the shareholder’s equity interests in the VIEs, including but not limited to, the right to attend shareholder meetings on behalf of such shareholder, the right to appoint legal representatives, directors, supervisors and chief executive officers and other senior management, and the right to sell, transfer, pledge and dispose of all or a portion of the shares held by such shareholder. The power of attorney is irrevocable and remains in force continuously upon execution.

Exclusive Business Cooperation Agreements. Pursuant to these Exclusive Business Cooperation Agreements, the Group’s relevant PRC subsidiaries have the exclusive right to provide the VIEs with comprehensive business support, technical support and consulting services. Without prior written consent of the Group’s relevant PRC subsidiaries, the VIEs shall not accept any services covered by these agreements from any third party. The VIEs agree to pay service fees in an amount determined by the Group’s relevant PRC subsidiaries based on respective profits calculated as operating revenue minus operating cost of the VIEs for the relevant period on a yearly basis or other service fees for specific services as required and as otherwise agreed by both parties. The Group’s relevant PRC subsidiaries own the intellectual property rights arising out of the services performed under these agreements. Unless the Group’s relevant PRC subsidiaries terminate these agreements or pursuant to other provisions of these agreements, these agreements will remain effective indefinitely. These agreements can be terminated by the Group’s relevant PRC subsidiaries through a 30‑day advance written notice, the VIEs have no right to unilaterally terminate these agreements.

Loan Agreements. Pursuant to the relevant loan agreements, the Group’s relevant PRC subsidiaries have granted loans to the relevant nominee shareholders of the VIEs solely for the purpose of providing funds necessary for capital injection into the VIEs to operate their respective businesses. Pursuant to these loan agreements, the nominee shareholders can only repay the loans by the transfer of all their equity interests in the VIEs to the Group’s relevant PRC subsidiaries. The nominee shareholders of the VIEs must pay all of the proceeds from transfer of such equity interests to the Group’s relevant PRC subsidiaries. In the event that the nominee shareholders transfer their equity interests to the Group’s relevant PRC subsidiaries or their designated person(s) with a price equivalent to or less than the amount of the principal, the loans will be interest free. If the price is higher than the amount of the principal, the excess amount will be paid to the Group’s relevant PRC subsidiaries as the loan interest. The loans must be repaid immediately when permitted by PRC laws at the request of the Group’s relevant PRC subsidiaries. Term of both loans is ten years and will be extended automatically for another ten years on each expiration.

Equity Pledge Agreements. Pursuant to these Equity Pledge Agreements, each nominee shareholder of the VIEs has pledged all of his, her or its respective equity interests in the VIEs to the Group’s relevant PRC subsidiaries to guarantee the performance by such nominee shareholder and the VIEs of their respective obligations under the Exclusive Option Agreements, the Power of Attorney, the Loan Agreements, where applicable, and the Exclusive Business Cooperation Agreements, and any amendment, supplement or restatement to such agreements. If the VIEs or any of their nominee shareholders breach any obligations under these agreements, the Group’s relevant PRC subsidiaries, as pledgee, will be entitled to dispose of the pledged equity and have priority to be compensated by the proceeds from the disposal of the pledged equity. Each of the nominee shareholders of the VIEs agrees that before his, her or its obligations under the Contractual Agreements are discharged, he, she or it will not dispose of the pledged equity interests, create or allow any encumbrance on the pledged equity interests, which may result in the change of the pledged equity that may have adverse effects on the pledgee’s rights under these agreements without the prior written consent of the Group’s relevant PRC subsidiaries. These Equity Pledge Agreements will remain effective until the VIEs and their nominee shareholders discharge all their respective obligations under the Contractual Agreements.

(ii)
Risks in relation to the VIE structure

Under the Contractual Agreements with the VIEs, the Company has the power to direct activities of the VIEs and the VIEs’ subsidiaries and can have assets transferred out of the VIEs and the VIEs’ subsidiaries. Therefore, the Company considers itself the ultimate primary beneficiary of the VIEs and there is no asset of the VIEs that can only be used to settle obligations of the VIEs and the VIEs’ subsidiaries except for registered capitals and PRC statutory reserves of the consolidated VIEs amounting to RMB5,848.0 million as of December 31, 2021. Since the VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company. There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIEs. However, as the Company is conducting certain businesses mainly through the consolidated VIEs and the VIEs’ subsidiaries, the Company may provide such support on a discretionary basis in the future, which could expose the Company to a loss.

In the opinion of the Company’s management, the contractual arrangements among its subsidiaries, the VIEs and their respective nominee shareholders are in compliance with current PRC laws and are legally binding and enforceable. However, uncertainties in the interpretation and enforcement of the PRC laws, regulations and policies could limit the Company’s ability to enforce these contractual arrangements. As a result, the Company may be unable to consolidate the VIEs and the VIEs’ subsidiaries in the consolidated financial statements.

In March 2019, the Foreign Investment Law was approved by the National People’s Congress on March 15, 2019, effective on January 1, 2020. In December 2019, the State Council promulgated the Implementation Regulations on the Foreign Investment Law, effective on January 1, 2020, and further clarified and elaborated the relevant provisions of the Foreign Investment Law. Given that there still exist uncertainties in relation to the interpretation and implementation of the Foreign Investment Law and its implementation regulations, the possibility that the VIEs will be deemed as foreign-invested enterprise and subject to relevant restrictions in the future shall not be excluded.

The Company’s ability to control the VIEs also depends on the power of attorney the Group’s relevant PRC subsidiaries have to vote on all matters requiring shareholders’ approvals in the VIEs. As noted above, the Company believes this power of attorney is legally binding and enforceable but may not be as effective as direct equity ownership. In addition, if the Group’s corporate structure or the contractual arrangements with the VIEs were found to be in violation of any existing PRC laws and regulations, the PRC regulatory authorities could, within their respective jurisdictions:

•
revoke the Group’s business and operating licenses;
•
require the Group to discontinue or restrict its operations;
•
restrict the Group’s right to collect revenues;
•
block the Group’s websites;
•
require the Group to restructure its operations, re‑apply for the necessary licenses or relocate the Group’s businesses, staff and assets;
•
impose additional conditions or requirements with which the Group may not be able to comply; or
•
take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

The imposition of any of these restrictions or actions may result in a material adverse effect on the Group’s ability to conduct its business. In addition, if the imposition of any of these restrictions causes the Group to lose the right to direct the activities of the VIEs or the right to receive their economic benefits, the Group would no longer be able to consolidate the financial statements of the VIEs. In the opinion of management, the likelihood of losing the benefits in respect of the Group’s current ownership structure or the contractual arrangements with its VIEs is remote.

All of the consolidated VIEs are incorporated and operated in the PRC, which are effectively controlled by the Company through a series of contractual agreements entered into among the Company’s relevant PRC subsidiaries, the VIEs and their nominee shareholders. The Company believes the possibility that it will no longer be able to control and consolidate the VIEs as a result of the aforementioned risks and uncertainties are remote.

Summary of Financial Information of the Consolidated VIEs

The following table sets forth the assets, liabilities, results of operations and changes in cash and cash equivalents and restricted cash of the VIEs and their subsidiaries taken as a whole, which were included in the Group’s consolidated financial statements. The financial information of the consolidated trusts and asset-backed securities (“ABS”) were also included in the following table, as the consolidated VIE companies are considered the primary beneficiary of these trusts and ABS plans:

As of December 31,
2020	2021

	(RMB in thousands)
Consolidating Schedule of Financial Position
ASSETS
Cash and cash equivalents	1,300,220	2,132,402
Restricted cash	1,274,718	1,423,233
Restricted time deposits	509,600	424,678
Financing receivables, net	5,123,309	4,014,102
Loan at fair value	381,393	252,970
Amounts due from Group companies (1)	219,807	58,050
Deposits to insurance companies and guarantee companies	1,066,281	1,378,489
Contract assets, service fees receivable and guarantee receivables	5,103,246	4,661,403
Property, equipment and software, net	58,812	129,769
Land use rights, net and right of use assets	1,056,444	1,096,579
Long‑term investments	435,790	448,886
Other assets	2,219,213	2,675,389
TOTAL ASSETS	18,748,833	18,695,950
LIABILITIES
Amounts due to Group companies (1)	4,930,414	6,452,376
Short‑term borrowings	1,751,633	1,735,931
Funding debts	5,511,749	3,798,233
Deferred guarantee income	694,582	419,843
Contingent guarantee liabilities	1,738,787	928,840
Other liabilities	2,754,100	3,593,686
TOTAL LIABILITIES	17,381,265	16,928,909
Total equity attributable to owners of the company	1,327,568	1,726,848
Non-controlling interests	40,000	40,193
TOTAL SHAREHOLDERS’ EQUITY	1,367,568	1,767,041
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	18,748,833	18,695,950

	For the Year Ended December 31,
	2019	2020	2021
	(RMB in thousands)
Condensed Consolidating Schedule of Results of Operations
Operating revenue:
Third-party revenues	10,603,507	11,579,992	11,091,978
Inter-group revenues (2)	5,210	449	11,429
Total Operating revenue	10,608,717	11,580,441	11,103,407
Operating cost:
Third-party costs	(5,575,251)	(7,959,095)	(5,520,994)
Inter-group costs(2)	(58,469)	(21,817)	(1,636)
Total operating cost	(5,633,720)	(7,980,912)	(5,522,630)
Gross profit	4,974,997	3,599,529	5,580,777
Operating expense:
Third-party expenses	(1,692,792)	(1,360,975)	(1,689,151)
Inter-group expenses(2)	(1,285,727)	(2,387,176)	(3,047,627)
Total operating expenses	(2,978,519)	(3,748,151)	(4,736,778)
Others	11,202	(798,733)	(369,200)
Income/(Loss) before income tax	2,007,680	(947,355)	474,799
Income tax (expenses)/benefits	(316,661)	131,242	(142,201)
Net income/(loss)	1,691,019	(816,113)	332,598
Less: net income attributable to non-controlling interests	—	—	193
Net income/(loss) attributable to ordinary shareholders of the Company	1,691,019	(816,113)	332,405

	For the Year Ended December 31,
	2019	2020	2021
	(RMB in thousands)
Net cash used in operating activities	(1,250,380)	(1,750,611)	(298,268)
Net cash (used in)/provided by transactions with external parties	(118,606)	670,707	3,839,254
Net cash used in transactions with inter-group entities for technical service charges and others (3)	(1,131,774)	(2,421,318)	(4,137,522)
Net cash provided by/(used in) investing activities	579,207	(2,190,303)	622,696
Net cash provided by/(used in) transactions with external parties	763,395	(2,389,743)	472,228
Net cash (used in)/provided by funds to Group companies (4)	(184,188)	199,440	150,468
Net cash provided by financing activities	1,006,844	3,720,373	656,269
Net cash provided by/(used in) transactions with external parties	573,227	1,203,610	(1,775,038)
Net cash provided by funds from Group companies (5)	433,617	2,516,763	2,431,307
Net increase/(decrease) in cash, cash equivalents and restricted cash	335,671	(220,541)	980,697
Cash, cash equivalents and restricted cash at beginning of the year	2,462,134	2,797,805	2,574,938
Cumulative effect due to the adoption of ASC 326 (Note 2(e))	—	(2,326)	—
Cash, cash equivalents and restricted cash at end of the year	2,797,805	2,574,938	3,555,635

Amounts included in the above disclosure and previously reported for the years ended December 31, 2019 and 2020 have been revised to correct an error which, in the opinion of management, is immaterial. For the year ended December 31, 2019, cash flows from operating activities and financing activities were increased by RMB49 million and RMB135 million, respectively, and cash flows from investing activities were decreased by RMB184 million from the amounts previously reported. For the year ended December 31, 2020, cash flows from operating activities were decreased by RMB3,193 million, and cash flows from investing activities and financing activities were increased by RMB715 million and RMB2,478 million, respectively, from the amounts previously reported. The impact of the errors was eliminated in consolidation. Accordingly, there is no impact on the previously reported consolidated cash flows.

(1)
The amounts due from Group companies represent the funds provided by the consolidated VIEs to WFOEs, and the operating receivables resulting from the provision of goods and services to WFOEs;
The amounts due to Group companies represent the funds provided by group companies to the consolidated VIEs, and the operating payables resulting from the technical service fees charged by WFOEs.
(2)
The inter-group revenues and inter-group costs recognized by the consolidated VIEs were related to the goods and services between the consolidated VIEs and WFOEs;
The inter-group expenses incurred by the consolidated VIEs represent the technical service fees charged by WFOEs.
(3)
For the years ended December 31, 2019, 2020 and 2021, cash paid by the VIEs to WFOEs for technical service fees were RMB1,140 million, RMB2,422 million and RMB4,140 million, respectively. Cash received by the VIEs to WFOEs for the provision of goods and services were RMB8.3 million, RMB0.7 million and RMB2.5 million, respectively.
(4)
Net cash (used in)/provided by funds to Group companies represent the funds provided by the consolidated VIEs to WFOEs, and the collections from the WFOEs for the funds previously provided by the consolidated VIEs.
(5)
Net cash (used in)/provided by funds from Group companies represent the funds provided by WFOEs to the consolidated VIEs.

Use of Estimates
(c)
Use of estimates

The preparation of the Group’s consolidated financial statements is in conformity with the U.S. GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of financial statement and reported revenues and expenses during the reported periods. Significant accounting estimates include, but are not limited to (i) revenue recognition; (ii) allowance for credit losses on the financial assets measured at amortized cost and financial guarantees and (iii) initial recognition and subsequent measurement of guarantee derivatives at fair value. Actual results could materially differ from these estimates.

Functional Currency and Foreign Currency Translation
(d)
Functional currency and foreign currency translation

The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its subsidiaries incorporated in Hong Kong is United States dollars (“US$”) and the functional currencies of the PRC entities in the Group are RMB.

In the consolidated financial statements, the financial information of the Company and its subsidiaries incorporated in Hong Kong have been translated into RMB at the exchange rates quoted by the People’s Bank of China (the “PBOC”). Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the period. Translation adjustments arising from these are reported as foreign currency translation adjustments, and are shown as a component of accumulated other comprehensive income on the Consolidated Statements of Changes in Shareholders’ Equity and a component of other comprehensive income on the Consolidated Statements of Comprehensive Income.

Foreign currency transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are remeasured at the applicable rates of exchange in effect at that date. Foreign currency exchange gain or loss resulting from the settlement of such transactions and from remeasurement at period‑end is recognized in “Others, net” on the Consolidated Statements of Operations.

Foreign currency translation adjustments included in the Group’s Consolidated Statements of Comprehensive Income for the years ended December 31, 2019, 2020 and 2021 were gain of RMB7.0 million, gain of RMB10.6 million, and gain of RMB8.0 million respectively. Foreign currency translation adjustments recorded was immaterial for each of the periods presented.

Convenience Translation
(e)
Convenience translation

Translations of balances on the Consolidated Balance Sheets, Consolidated Statements of Operations, Consolidated Statements of Comprehensive Income and Consolidated Statements of Cash Flows from RMB into US$ as of and for the year ended December 31, 2021 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.3726, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 30, 2021. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2021, or at any other rate.

Presentation for On- and Off-Balance Sheet Loans
(f)
Presentation for on- and off-balance sheet loans

The Group finances the loans with the proceeds from various funding partners, which primarily include: (1) the Institutional Funding Partners; (2) the Individual Investors on Juzi Licai; (3) third-party investors of the consolidated Trusts and asset‑backed securitized debts. Depending on the arrangements among the Group, the Borrowers and the funding partners, the underlying loans are accounted for as “on-balance sheet loans” or “off-balance sheet loans”, where applicable.

On‑balance sheet loans

(a)
Loans funded by individual investors on Juzi Licai under the Old Model (as defined hereinafter) or certain Institutional Funding Partners

For loans funded by the proceeds from the Group's own online investment platform Juzi Licai under the Old Model (as defined hereinafter), which offered the Individual Investors various Investment Programs with different terms and estimated rates of return, or from certain Institutional Funding Partners, the Group's roles included: (1) collecting the investment principal from the Individual Investors or Institutional Funding Partners and lending the funds to Borrowers, (2) collecting monthly repayment from the Borrowers and repaying the Individual Investors or Institutional Funding Partners according to the terms (i.e. interest rate and scheduled repayment dates) of respective Investment Programs or agreements (“Investment Agreements”) between the Individual Investors or Institutional Funding Partners and the Group.

The Group noted that the terms of the underlying loan agreements between the Individual Investors or Institutional Funding Partners and the Borrowers (“Underlying Loan Agreements”) did not necessarily match the terms of the Investment Programs or Agreements. The mismatch was mainly due to the fact that some Individual Investors or Institutional Funding Partners may invest in the programs that had shorter investment periods than the terms of the Underlying Loan Agreements. Depending on the types of Investment Programs the Individual Investors choose or the Investment Agreements the Institutional Funding Partners entered into with the Group, the investing periods could be as short as one week and as long as twenty-fourth months. Pursuant to the Investment Programs or Agreements, the Individual Investors or Institutional Funding Partners agreed on a rate of return with the Group which was normally lower than the coupon interest rate stipulated in the Underlying Loan Agreement, given the shorter periods of those Investment Programs or Agreements. The Group considered the terms of the Investment Programs or Agreements, which drove the return of the investments, and concluded the Group had liabilities to the Individual Investors or Institutional Funding Partners when the funds from the Investment Programs or Agreements were received. Accordingly, the Group was considered as the primary obligor to the Individual Investors or Institutional Funding Partners in the lending relationship and therefore recorded the liabilities to the Individual Investors or

Institutional Funding Partners as “Funding Debts” (Note 2(h)) on its Consolidated Balance Sheets. The underlying loans were recorded as “Financing receivables, net” on the Consolidated Balance Sheets.

As of December 31, 2020 and 2021, loans funded by the Individual Investors on Juzi Licai under the Old Model were nil.

(b)
Loans funded by establishment of the consolidated Trusts and issuance of asset‑backed securitized debts

The Group establishes business relationships with Trusts from time to time. Pursuant to applicable arrangements, the Group invested in the financing receivables using funds from the consolidated Trusts. The Trusts are administered by third-party trust companies, which act as the trustees, with funds contributed by the Group and/or the third-party investors for the purposes of providing returns to the beneficiary of the Trusts. Since these Trusts only invest in financing receivables generated from the Group’s Platform and APP, the Group has power to direct the activities of the Trusts. The Group has the obligation to absorb losses or the right to receive benefits from the Trusts that could potentially be significant to the Trusts. As a result, the Trusts are considered consolidated VIEs of the Group under Accounting Standards Codification (“ASC”) 810, Consolidation.

The Group also issues private asset-backed securities (“ABS”) to diversify its funding sources. The Group is considered the primary beneficiary of these ABS plans as it has power to direct the activities that most significantly impact economic performance of the ABS plans, and consolidated the ABS plans in the consolidated financial statements under ASC 810, Consolidation.

Therefore, loans funded by the consolidated Trusts and asset-backed securitized debts remain at the Group and are recorded as “Financing receivables, net” on the Consolidated Balance Sheets. The proceeds received from third‑party investors of the consolidated Trusts and asset-backed securitized debts are recorded as “Funding Debts” (Note 2(h)). Cash received via consolidated Trusts that has not yet been distributed is recorded as “Restricted cash”.

Off‑balance sheet loans

(a)
Loans funded by certain Institutional Funding Partners such as third-party commercial banks or consumer finance companies

For loans funded by the proceeds from certain Institutional Funding Partners such as third-party commercial banks or consumer finance companies, each underlying loan and Borrower has to be approved by the third-party commercial banks or consumer finance companies individually. Once the loan is approved by and originated by the third-party commercial bank or consumer finance company, the fund is provided by the third-party commercial bank or consumer finance company to the Borrower and a lending relationship between the Borrower and the third-party commercial bank or consumer finance company is established through a loan agreement. Effectively, the Group offers loan facilitation and matching services to the Borrowers who have credit needs and the commercial banks or consumer finance companies who originate loans directly to Borrowers referred by the Group. The Group continues to provide account maintenance and payment processing services to the Borrowers over the term of the loan agreement. Under this scenario, the Group determines that it is not the legal lender or borrower in the loan origination and repayment process. Accordingly, the Group does not record financing receivables arising from these loans nor Funding Debts to the Institutional Funding Partners.

(b)
Loans funded by the Individual Investors on Juzi Licai under the New Model (as defined hereinafter)

In late April 2018, the Group made some adjustments to its business model for new loans funded by the Individual Investors on Juzi Licai (the “New Model”, and the “Old Model” referred to the business model of Juzi Licai before such adjustments). Under the New Model, the Group’s roles included: (1) matching the borrowing requests from the Borrowers with the Individual Investors on Juzi Licai, (2) processing monthly repayment from the Borrowers according to the terms of the Underlying Loan Agreements through third-party custodian bank accounts, and (3) providing ongoing management services to the Individual Investors over the terms of respective Investment Programs.

Under the New Model, the Group acted as an intermediary between the Borrower and the Individual Investors. Pursuant to the Underlying Loan Agreement and the Investment Programs, the Individual Investors were entitled to all the interests generated from the underlying loans. Such interests were not generated until the lending relationship has been established between the Borrowers and the Individual Investors as the lenders, upon entering into the Underlying Loan Agreements. The existing Individual Investor cannot exit from any lending relationship of outstanding loan unless the underlying loan was fully repaid or the outstanding loan principal with the remaining term was successfully re-matched with other Individual Investors. The Group provided ongoing matching and re-matching services to the Individual Investors over the terms of respective Investment Programs while it did not have any obligations to ensure such successful re-matching.

The Group considered the terms of the Underlying Loan Agreements and the Investment Programs under the New Model and concluded that the Group was not the legal lender or borrower in the loan origination and repayment process. Accordingly, the Group did not record financing receivables arising from these loans nor Funding Debts to the Individual Investors.

The balances of funds payable to Individual Investors represented the investment funds received from the Individual Investors on Juzi Licai under the New Model but not yet matched with and transferred to the Borrowers due to the settlement time lag.

The Company has ceased facilitating new loans with funding from individual investors on Juzi Licai since November 2019 and cleared the outstanding balance of loans invested by individual investors in December 2020. As of December 31, 2020 and 2021, loans funded by the Individual Investors on Juzi Licai and the balance of funds payable to Individual Investors were nil.

Measurement of financing receivables

Financing receivables are measured at amortized cost and reported on the Consolidated Balance Sheets at outstanding principal adjusted for any charge‑offs, the allowance for credit losses, and net deferred origination fees on originated financing receivables. The Group recognizes interest and financial services income over the terms of the financing receivables using the effective interest rate method. Refer to Note 2(m) for details. For financing receivables initially generated from online sales with installment payment terms on the Group’s Platform or APP, if they are subsequently funded by on-balance sheet loans, the Group considers that the financing receivables are not settled or extinguished, and therefore continues to account for these financing receivables according to the installment payment terms. If the financing receivables are subsequently funded by off-balance sheet loans, the Group considers that these financing receivables are settled and extinguished with the proceeds from the off-balance sheet loans as facilitated by the Group.

(a)
Accrued interest receivable

Accrued interest income on financing receivables is calculated based on the contractual interest rate of the loan and recorded as interest and financial services income as earned. Financing receivables are placed on non‑accrual status upon reaching 90 days past due. When a financing receivable is placed on non‑accrual status, the Group stops accruing interest and reverses all accrued but unpaid interest as of such date.

(b)
Nonaccrual financing receivables and charged‑off financing receivables

The Group considers a financing receivable to be delinquent when a monthly payment is one day past due. When the Group determines it is probable that it will be unable to collect unpaid principal amount on the receivable, the remaining unpaid principal balance is charged off against the allowance for credit losses. Generally, charge‑offs occur after the 180th day of delinquency. Interest and financial services income for nonaccrual financing receivables is recognized on a cash basis. Cash receipt of non‑accrual financing receivables would be first applied to any unpaid principal, late payment fees, if any, before recognizing interest and financial services income. The Group does not resume accrual of interest after a loan has been placed on nonaccrual status.

Allowance for Credit Losses
(g)
Allowance for credit losses

The Group mainly has the following types of financial assets that are subject to credit losses of the customers: financing receivables, accrued interest receivable, contract assets, service fees receivable, and guarantee receivables.

Before the adoption of Accounting Standards Codification (“ASC”) 326 on January 1, 2020

The Group assessed the creditworthiness and collectability of the portfolios of respective financial assets, mainly based on historical charge offs of respective underlying on- and off-balance sheet loans, where applicable, using an established systematic process on a pooled basis within each credit risk levels of the Borrowers. The Group considered location, education background, income level, outstanding external borrowings, and external credit references when assigning Borrowers into different credit risk levels. Also, each portfolio of respective financial asset subject to credit losses within each credit risk level consisted of individually small amount of on- and off-balance sheet loans. In the consideration of above factors, the Group determined that each portfolio of respective financial asset subject to credit losses within each credit risk level was homogenous with similar credit characteristics.

The Group’s allowance for credit losses of financial assets was calculated separately within each credit risk level of the Borrowers, taking into considerations of flexible repayment options of the underlying on- and off-balance sheet loans, where applicable. For each credit risk level, the Group estimated the probable incurred loss rate based on delinquency status of the respective financial assets within that level: current, 1 to 29, 30 to 59, 60 to 89, 90 to 119, 120 to 149, 150 to 179 calendar days past due. These loss rates in each delinquency status were based on average historical loss rates of financial assets subject to credit losses associated with each of the abovementioned delinquency categories. The probable incurred loss rate of the specific delinquency status category within each risk level was applied to the applicable outstanding balances of respective financial assets within that level to determine the allowance for credit losses for each reporting period. In addition, the Group considered other general economic conditions, if any, when determining the allowance for credit losses.

After the adoption of ASC 326 on January 1, 2020

Effective January 1, 2020, the Group adopted Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This guidance replaces the existing “incurred loss” methodology, and introduces a forward-looking expected loss approach referred to as a current expected credit losses (“CECL”) methodology. Under the incurred loss methodology, credit losses are recognized only when the losses are probable of having been incurred. The CECL methodology requires that the full amount of expected credit losses for the lifetime be recorded at the time the financial asset is originated or acquired, and adjusted for changes in expected lifetime credit losses subsequently, which requires earlier recognition of credit losses.

The Group’s CECL model and methodologies are based on the likelihood of customers defaulting (i.e., Probability of Default, or PD) and the resulting losses of customers’ defaults (i.e. Loss Given Default, or LGD) and Exposure at Default (“EAD”), or CECL=PD*LGD*EAD. The Group considers the PD with its historical information of customers’ payment behaviors and loan performance, and further adjusts for the impacts from observed industry experience. PDs are based on respective internal risk grades assigned to each of the customers by the Group. LGD is determined based on historical information of the extent of loss on a defaulted exposure. EAD is calculated based on the amounts the Group expected to be owed at the time of default, over the term of the loans. The Group also incorporates the forward-looking information in the CECL, taking into account a range of forecasts of macroeconomic conditions over the expected life of the loans. The macroeconomic factors used in model include variables that have historically been key drivers of increases and decreases in credit losses, such as Gross Domestic Product and M2 (a measurement of broad money supply including cash and deposits, which is published by People's Bank of China on a routine basis). The expected life of each loan is determined based on the contractual term. The allowance for credit losses also includes management overlays which allow management to reflect the uncertain nature of economic forecasting and account for model imprecision and concentration risk.

The CECL methodology is applicable to estimation of credit losses of financial assets measured at amortized cost, primarily including financing receivables, contract assets, service fees receivable, and guarantee receivables of the Group. As a result, the Group recognized the cumulative effect as a decrease of approximately RMB0.3 billion to the opening balances of retained earnings, and an increase of the corresponding amount to the credit allowance of financial assets measured at amortized cost, which is primarily driven by the longer estimated periods of underlying loans under the CECL lifetime methodology compared to incurred loss methodology before the adoption of the new standard.

The CECL methodology also applies to certain off-balance sheet credit exposures, such as financial guarantees not accounted for as derivatives. The financial guarantees provided for the Group’s off-balance sheet loans accounted for under ASC 460 are in the scope of ASC 326 and subject to the CECL methodology. After the adoption, the expected credit losses (the contingent aspect) of the guarantee shall be accounted for in addition to and separately from the guarantee liability (the noncontingent aspect) accounted for under ASC 460. Before the adoption, the guarantee liabilities subsequent to initial recognition were measured at the greater of the amount determined based on ASC 460 and the amount determined under ASC 450. An excess liability was recorded when the aggregate contingent liabilities under ASC 450 exceeded the balance of guarantee liabilities determined under ASC 460. The initial adoption resulted in a recognition of a separate contingent liability in full amount, in addition to financial guarantee liabilities measured under ASC 460. Further, the contingent liability is determined using CECL lifetime methodology compared to incurred loss methodology before the adoption. Consequently, the Company recognized the cumulative effect as a decrease of approximately RMB2.0 billion to the opening balances of retained earnings. The carrying amount of financial guarantee liabilities under ASC 460 upon the initial adoption has continued to be reduced by recording a credit to net income as the guarantor is released from the guaranteed risk in accordance with ASC 460, but no longer subject to the recording of an excess contingent lability under ASC 450.

The financial impacts described above totaled approximately RMB2.3 billion along with the associated deferred tax impact of approximately RMB0.4 billion. As a result, the Group recognized the cumulative effect of approximately RMB1.9 billion, net of tax, as a decrease to the opening balances of retained earnings on January 1, 2020.

The following table sets forth the cumulative effect of the changes on the Group’s Consolidated Balance Sheet as of January 1, 2020 due to the adoption of ASC 326:

(RMB in thousands)	As of December 31, 2019		Adjustments due to the adoption of ASC 326		As of January 1, 2020
Assets
Cash and cash equivalents	2,085,234		(1,465)		2,083,769
Restricted cash	1,900,392		(1,848)		1,898,544
Restricted time deposits	1,966,643		(1,921)		1,964,722
Financing receivables, net	4,411,488		(229,661)		4,181,827
Accrued interest receivable, net	54,284		(1,681)		52,603
Guarantee receivables, net	1,464,977		(40,388)		1,424,589
Prepaid expenses and other current assets	1,324,924		(12,077)		1,312,847
Deposits to insurance companies and guarantee companies	1,251,003		(3,060)		1,247,943
Contract assets and service fees receivable, net	3,454,851		(26,045)		3,428,806
Other assets	454,421		(2,466)		451,955
Long-term investments	511,605		(3,588)		508,017
Liabilities
Guarantee liabilities(1)	(1,726,368)	(2)	1,726,368		—
Deferred guarantee income(1)	—		(1,481,814)	(2)	(1,481,814)
Contingent guarantee liabilities(1)	—		(2,214,128)	(2)	(2,214,128)
Total impact to allowance for credit losses			(2,293,774)
Deferred tax assets	157,138		78,803		235,941
Deferred tax liabilities	(309,646)		296,471		(13,175)
Total retained earnings impact			(1,918,500)

(1) Before the adoption of ASC 326, the guarantee liabilities subsequent to initial recognition were measured at the greater of the amount determined based on ASC 460 and the amount determined under ASC 450. An excess liability was recorded when the aggregate contingent liabilities under ASC 450 exceeded the balance of guarantee liabilities determined under ASC 460.

After the adoption of ASC 326, a contingent liability in full amount determined using CECL lifetime methodology of the guarantee (i.e., the contingent aspect recorded as “Contingent guarantee liabilities”) shall be accounted for in addition to and separately from the guarantee liability (i.e., the noncontingent aspect recorded as “Deferred guarantee income”) accounted for under ASC 460.

(2) As of December 31, 2019, the Group determined that the aggregate contingent liabilities under ASC 450 (RMB1,726.4 million) exceeded the balance of guarantee liabilities (RMB1,481.8 million) under ASC 460 and recorded an excess liability of RMB244.6 million. As a result of the adoption, RMB1,481.8 million of guarantee liabilities previously under ASC 460 was recorded as “Deferred guarantee income,” and RMB2,214.1 million of contingent guarantee liabilities is determined using CECL lifetime methodology compared to incurred loss methodology before the adoption.

Funding Debts
(h)
Funding debts

For the proceeds received from the funding partners, including the third-party investors of the consolidated Trusts and asset-backed securitized debts, and certain Institutional Funding Partners, to fund the Group’s on-balance sheet loans, the Group records them as funding debts (“Funding Debts”) on its Consolidated Balance Sheets.

Accrued Interest Payable	(i) Accrued interest payable Accrued interest payable is calculated based on the contractual interest rates of funding debts and convertible notes.
Guarantee Receivables and Liabilities
(j)
Guarantee receivables and liabilities

For the off-balance sheet loans funded by certain Institutional Funding Partners, the Group provides deposits and replenish such deposits from time to time to the Institutional funding partners by directly compensating them for principal and interest payment in the event of the Borrowers’ defaults, which are accounted for as guarantee liabilities under ASC 460, Guarantees.

Starting from 2019, the Group started to cooperate with third-party insurance companies and guarantee companies that directly provide guarantee services to certain Institutional Funding Partners, and no longer replenished the deposits made to these Institutional Funding Partners. According to relevant financial guarantee arrangements, third-party insurance companies and guarantee companies will provide the principal and interest payment to these Institutional Funding Partners, in case of Borrowers’ defaults. However, the Group is required to provide deposits and replenish such deposits from time to time to the bank accounts of these insurance companies and guarantee companies, in the event that such insurance companies and guarantee companies perform their guarantee obligations upon the Borrowers’ defaults. Effectively, the Group provides back-to-back guarantee to the insurance companies and guarantee companies and takes on all of the credit risk of the Borrowers. These financial guarantee contracts are accounted for as guarantee liabilities under ASC 460, Guarantees, provided that the scope exception under ASC 815-10-15-58 is met.

For the off-balance sheet loans funded by certain other Institutional Funding Partners, these Institutional Funding Partners retain the credit exposure of the loans facilitated by the Group and do not require the Group to provide any guarantee pursuant to relevant arrangements. Therefore, the Group does not record guarantee receivables nor guarantee liabilities for the off-balance sheet loans funded by these Institutional Funding Partners.

Before the adoption of ASC 326 on January 1, 2020

Before the adoption of ASC 326, guarantee liabilities under ASC 460 were comprised of two components: (i) ASC 460 component; and (ii) ASC 450 component. In accordance with ASC 460-10-25-2 and ASC 460-10-30-3, the non-contingent and contingent aspect of the financial guarantee must both be considered at initial measurement. Accordingly, the guarantee liabilities were required to be measured at fair value at inception and reduced as the Group was released from the underlying risk, i.e., as the underlying loan was repaid by the Borrower or when the lender was compensated in the event of a Borrower’s default. This component was a stand ready obligation which was not subject to the probable threshold used to record a contingent obligation. The estimated fair value of the guarantee liabilities at inception of the loans was determined by the Group based on a discounted cash flow model, with reference to estimates of probable incurred loss rate and expected margins on cost of guarantee services. The other component was a contingent liability determined based on historical loss rates, representing the obligation to make future payouts, measured using the guidance in ASC 450, Contingencies. The ASC 450 contingent component considered the actual and expected performance of the loans on a pool basis when estimating the contingent liability.

Subsequent to initial recognition, the guarantee liabilities were measured at the greater of the amount determined based on ASC 460 and the amount determined based on ASC 450. ASC 460 does not prescribe a method for subsequently measuring and recording the noncontingent guarantee liabilities. However, as stated in ASC 460-10-35-1, the guarantee liabilities should generally be reduced by recording a credit to net income as the guarantor is released from the guaranteed risk. As the risk was reduced as each monthly payment was made, guarantee liabilities were recognized by a systematic and rational amortization method, i.e. over the terms of the underlying loans, as “Gain on guarantee liabilities, net” on the Consolidated Statements of Operations. At each reporting date, on a portfolio basis, when the aggregate contingent liabilities required to be recognized under ASC 450 exceeded the balance of guarantee liabilities determined under ASC 460, the Group recorded the excess against “Gain on guarantee liabilities, net” on its Consolidated Statements of Operations.

Guarantee receivables were recognized and measured at inception at fair value. For loans with original terms greater than 12 months, the Group determines a significant financing component exists in the arrangements. The discount rate, which reflects the credit risk of the customers, was used in adjusting the guarantee receivables at inception. Interest income resulting from the significant financing component is recorded as “Interest and financial services income and other revenues” on the Consolidated Statements of Operations.

At each reporting date, the Group assessed whether there is any indicator of impairment to the guarantee receivables. An impairment loss was recorded if the carrying amounts of the guarantee receivables exceeded the expected collections.

After the adoption of ASC 326 on January 1, 2020

As discussed in Note 2(g) above, the financial guarantees provided for the Group’s off-balance sheet loans accounted for under ASC 460 are in the scope of ASC 326 and subject to the CECL methodology.

After the adoption, the estimated fair value of the guarantee liabilities at inception of the loans continues to be determined based on a discounted cash flow model, but with reference to estimates of expected loss rates using CECL lifetime methodology. Subsequent to initial recognition, the guarantee liabilities continue to be reduced by recording a credit to net income as the guarantor is released from the guaranteed risk over the terms of the underlying loans, as “Guarantee income” on the Consolidated Statements of Operations.

The expected credit losses of the guarantee (the contingent aspect recorded as “Contingent guarantee liabilities”) are accounted for in addition to and separately from the guarantee liability (the noncontingent aspect recorded as “Deferred guarantee income”) accounted for under ASC 460. The contingent guarantee liabilities are determined using CECL lifetime methodology, compared to incurred loss methodology before the adoption, and recognized in full amount at loan inceptions. At each reporting date, the Group measures the contingent guarantee liabilities of the underlying loans, on a portfolio basis, and the relevant credit losses of guarantee are recorded as “Provision for credit losses of contingent liabilities of guarantee” on the Consolidated Statements of Operations.

The following table sets forth the activities of the Group’s obligations associated with the guarantee liabilities for the year ended December 31, 2019 prior to the adoption of ASC 326:

For the year ended December 31, 2019
(RMB in thousands)
Opening balances	456,276
Fair value of guarantee liabilities at inception of new loans	1,024,331
Release of guarantee liabilities upon the Borrowers’ repayment	(424,962)
Transfer from guarantee previously accounted for as derivatives*	1,325,935
Contingent liability	179,417
Payouts during the period	(2,926,080)
Recoveries during the period	2,091,451
Ending balances	1,726,368

*Since November 2019, the Group ceased to compensate interest repayment under the original terms of the loans to the Institutional Funding Partners, in the event that Borrowers early repay their loans. According to relevant financial guarantee contracts with certain Institutional Funding Partners, the guarantee provided by the Group met the scope exception under ASC 815-10-15-58 thereafter. Consequently, this financial guarantee previously provided for the outstanding off-balance sheet loans and accounted for as derivatives under ASC 815 was derecognized and accounted for as guarantee liabilities thereafter under ASC 460, which resulted in an increase in guarantee liabilities of RMB1.3 billion and corresponding guarantee receivables of RMB0.8 billion during the year ended December 31, 2019.

The following table sets forth the activities of the Group’s obligations associated with the deferred guarantee income for the years ended December 31, 2020 and 2021 after the adoption of ASC 326:

	For the Year Ended December 31, 2020	For the Year Ended December 31, 2021
	(RMB in thousands)
Opening balances	-	694,582
Cumulative effect due to the adoption of ASC 326 (Note 2(g))	1,481,814	—
Fair value of deferred guarantee income at inception of new loans	1,532,461	499,805
Release of deferred guarantee income	(2,319,693)	(774,544)
Ending balances	694,582	419,843

The following table sets forth the activities of the Group’s obligations associated with the contingent guarantee liabilities for the year ended December 31, 2020 and 2021 after the adoption of ASC 326:

	For the Year Ended December 31, 2020	For the Year Ended December 31, 2021
	(RMB in thousands)
Opening balances	—	1,738,787
Cumulative effect due to the adoption of ASC 326 (Note 2(g))	2,214,128	—
Provision for credit losses of contingent liabilities of guarantee	2,880,590	622,438
Net cash payout	(3,355,931)	(1,432,385)
Ending balances	1,738,787	928,840

Loans at Fair Value
(k)
Loans at fair value

From time to time, the Group acquires the loans when they are one day past due, or purchases the entire loans with certain monthly repayments that are past due over certain days consecutively or cumulatively, from certain funding partners, according to the relevant cooperation agreements with respective funding partners.

For those loans the Group acquired or purchased from the relevant funding partners, the Group accounts for them using fair value option pursuant to ASC 825, Financial Instruments, and records them on the Consolidated Balance Sheets as “Loans at fair value.”

As the loans acquired or purchased are not traded in an active market with readily observable prices, the Group estimates the fair value of loans acquired or purchased from funding partners using a discounted cash flow valuation methodology by discounting the estimated future net cash flows using an appropriate discount rate. The future net cash flows are estimated based on the contractual cash flows, taking into consideration of estimated future credit recoveries of the loans upon acquisition or repurchase. Changes in fair value of loans are reported net and recorded in “Change in fair value of loans” on the Consolidated Statements of Operations.

Guarantee Derivatives
(l)
Guarantee derivatives

In order to determine the accounting treatment of the guarantee, the Group considered the criteria of scope exception under ASC 815‑10‑15‑58. In order to qualify for this scope exception, the financial guarantee contracts must meet all three of the following criteria: (a) provide for payments to be made solely to reimburse the guaranteed party for failure of the debtor to satisfy its required payment obligations either at prescriptive payment dates or accelerated payment dates as a result of the occurrence of an event of default or notice of acceleration being made to the debtor by the creditor; (b) payment be made only if the debtor’s obligation to make payments as a result of conditions as described in (a) is past due; and (c) the guaranteed party is, as a precondition in the contract for receiving payment of any claim under the guarantee, exposed to the risk of non‑payment both at inception and throughout its term either through direct legal ownership or through a back‑to‑back arrangement.

For the financial guarantee provided by the Group that does not meet the scope exception under ASC 815‑10‑15‑58, the Group accounts for the financial guarantee contracts with these Institutional Funding Partners as derivatives under ASC 815, Derivatives and Hedging, and records them on the Consolidated Balance Sheets as either assets or liabilities at fair value.

Derivative assets and liabilities within the scope of ASC 815 are required to be recorded at fair value at inception and remeasured at fair value on an ongoing basis in accordance with ASC 820, Fair Value Measurement. Therefore, the financial guarantee derivatives will be subsequently marked to market at the end of each reporting period with gains and losses recognized as change in fair value of financial guarantee derivatives. The estimated fair value of the financial guarantee derivatives is determined by the Group based on a discounted cash flow model, with reference to estimates of cumulative loss rates and margins on cost of guarantee services.

Revenue Recognition
(m)
Revenue recognition

The Group considered relevant accounting guidance and concluded that arrangements for its on-balance sheet loans and guarantee services provided for its off-balance sheet loans are out of scope of ASC 606, Revenue from Contracts with Customers. Therefore, “Interest and financial services income and other revenues” and “Guarantee income” included in “Credit-oriented services income” on the Consolidated Statements of Operations should be accounted for in accordance with ASC 310, Receivables and ASC 460, Guarantees, respectively. Other revenue streams are accounted for in accordance with ASC 606.

Under ASC 606, revenue is recognized when a customer obtains control of promised goods or services in an amount that reflects the consideration the entity expects to receive in exchange for those goods or services, net of value-added tax. The Group identifies its contracts with customers and all performance obligations within those contracts. The Group then determines the transaction price and allocates the transaction price to the performance obligations within the Group’s contracts with customers, recognizing revenue when, or as, the Group satisfies its performance obligations. For considerations with original payment terms greater than 12 months, the Group determines a significant financing component exists in the arrangements. The discount rate, which reflects the credit risk of the customers, is used in adjusting the consideration at inception for revenue recognition. Interest income resulting from a significant financing component is recorded as “Interest and financial services income and other revenues” on the Group’s Consolidated Statements of Operations.

The Group’s revenue recognition policies under ASC 606 are as follows:

Online direct sales and services

Online direct sales

The Group engages in the online direct sales of electronic products, and to a lesser extent, home appliance products and general merchandise products with installment payment terms mainly through its retail website www.fenqile.com and its APP.

Online direct sales revenues are recognized at point-in-time when control of promised goods or services is transferred to the customers, which generally occurs upon the acceptance of the goods or services by the customers. For arrangements where the Group controls the goods or services before they are transferred to the customers as a principal, as it is primarily responsible for fulfilling the promise to provide the goods or services, is subject to inventory risk, and has discretion in establishing prices, revenues are recorded on a gross basis. Otherwise, revenues are recorded on a net basis. The goods or services are generally sold with a right of return, which is accounted for as variable consideration when determining the amount of revenue to recognize. Return allowances are estimated based on historical experiences and insignificant for all of the periods presented.

For these transactions, the Group generates financing receivables due from the Borrowers who place orders. The online direct sales revenues and related financing receivables are accounted for as sales of products or services to the Borrowers with extended payment terms and recorded at present value of the contractual cash flows when the Group’s performance obligations are satisfied.

The financing receivables initially generated from online direct sales may be subsequently funded with the proceeds from on- or off-balance sheet loans as discussed in Note 2(f).

Membership services

The Group offers membership packages to the subscribing members with access to benefits of sales of products and services on the Group’s Platform and APP that represent a single stand-ready obligation, in exchange for upfront premium membership fees. The receipt of premium membership fees is initially recorded as “Deferred service fees” included in “Accrued expenses and other current liabilities” and membership fees are recognized ratably over the terms of the membership packages as the Group’s performance obligation is satisfied over time.

Other services

The Group also operates an online marketplace that enable third‑party sellers to sell their products to customers with installment payment terms. The Group charges the third‑party sellers a fixed rate commission fee based on the sales amount for the services rendered. Revenues are recognized at point-in-time when the underlying transactions are completed, i.e., upon acceptance of the underlying goods or services by the Borrowers. In accordance with ASC 606-10-55-39, the Group recognizes the commission fees as revenues from the third‑party sellers on a net basis, as the Group is acting as an agent and does not have general inventory risk or does not have discretion to establish prices. For these transactions whereby the Group pays to the third‑party sellers on behalf of the Borrowers, the Group generates financing receivables due from the Borrowers, which may be subsequently funded with the proceeds from on- or off-balance sheet loans as discussed in Note 2(f).

Credit-oriented services and platform-based services

Loan facilitation and servicing fees – overall

With respect to the off‑balance sheet loans, the Group does not record financing receivables arising from these loans nor funding debts to the funding partners. The Group earns loan facilitation and servicing fees and records them as “Loan facilitation and servicing fees-credit oriented,” “Loan facilitation and servicing fees-performance based” and “Loan facilitation and servicing fees-volume based” based on respective arrangements, as applicable.

Revenues from loan facilitation and matching and post-origination services

The Group provides intermediary services to the Borrowers and funding partners as the lenders. The intermediary services provided include (i) loan facilitation and matching services, (ii) post-origination services (i.e. account maintenance, collection, and payment processing), and (iii) a financial guarantee, if any. The Group has assessed all these services and concludes that loan facilitation and matching services and post-origination services are distinct and therefore are separate performance obligations. The financial guarantee, if any, is within the scope of ASC 815, Derivatives and Hedging or ASC 460, Guarantees, where applicable, and recorded at fair value at inception of the loans. The remaining consideration is allocated to each of the performance obligations based on relative standalone selling price of each of the services being provided to customers. The Group primarily uses the expected cost plus a margin approach to determine the relative standalone selling price as a result of the adoption of ASC 606.

The transaction price is the amount of consideration to which the Group expects to be entitled in exchange for transferring the promised services to its customers, net of value-added tax. The transaction price includes variable service fees which is estimated using the expected value method and is limited to the amount of variable consideration that is probable not to be reversed in future periods. The Group assesses whether the estimate of variable consideration is constrained.

Revenues from loan facilitation and matching services are recognized at point-in-time upon the successful matching of the borrowing requests from the Borrowers with the funding partners as the lenders. Revenues from post-origination services are recognized ratably over the terms of the underlying loans as this performance obligation is satisfied over time.

Revenues from Investment Program management services

The Group provides ongoing management services to the Individual Investors pursuant to the Investment Programs, including (i) initial matching of the investment funds from the Individual Investors and (ii) continuous re-matching of the monthly repayment from the Borrowers with any new borrowing requests to generate investment returns for the Individual Investors over the terms of the Investment Programs.

The customers (i.e. the Individual Investors) simultaneously receive and consume the benefits provided by the Group’s performance throughout the terms of the Investment Programs. The Group concludes that the ongoing management services is a distinct service being provided over the time in accordance with ASC 606, therefore the revenues from Investment Program management services are recognized over the terms of the Investment Programs, using a straight-line method. The Group considers the options to the Individual Investors to renew the contract term of Investment Programs to purchase additional future services with a lower service fee rate, if any, as a material right to customers therefore is a separate performance obligation. The transaction price allocated to such options are deferred to be recognized as revenues when the relevant future services are transferred or when the options expire. The remaining consideration is allocated to each of the performance obligations based on relative standalone selling price of each of the services being provided to customers. The Group determines the relative standalone selling price of such options primarily based on historical data of the discounts that the customers obtain from exercising such options.

Loan facilitation and servicing fees – credit oriented

For the off-balance sheet loans funded by the Individual Investors on Juzi Licai or certain Institutional Funding Partners, where the Group provides guarantee services, revenue earned from such loans is recorded as “Loan facilitation and servicing fees-credit oriented” under ASC 606 and “Guarantee income” under ASC 460 (Note 2(f)).

Loan facilitation and servicing fees – performance based

For the off-balance sheet loans funded by certain other Institutional Funding Partners, where the Group does not provide guarantee services and takes no credit risks of Borrowers in respect of principal and interests due to the lenders, the Group charges the service fees for loan facilitation and servicing at predetermined rates based on the performance of the underlying off-balance sheet loans, and records revenue earned from such loans as “Loan facilitation and servicing fees-performance based.”

Loan facilitation and servicing fees – volume based

For the off-balance sheet loans funded by certain other Institutional Funding Partners, where the Group does not provide guarantee services and takes no credit risks of Borrowers in respect of principal and interests due to the lenders, the Group charges the service fees at predetermined rates of amount of loan originations upon successful matching of borrowing requests, and records revenue earned from such loans as “Loan facilitation and servicing fees-volume based.”

Interest and financial services income and other revenues

The Group generates interest and financial services income and other revenues from its financing receivables.

Interest and financial services income is recognized over the terms of financing receivables using the effective interest method. Direct origination costs include costs directly attributable to originating financing receivables, including vendor costs and personnel costs directly related to the time spent by those individuals performing activities related to the origination of financing receivables. Considering the credit risk characteristics of the Borrowers as well as the relatively small amount of each individual financing receivable, the Group determined that direct origination costs incurred for originating individual financing receivables are insignificant and expensed as incurred and recorded in “Processing and servicing cost” on the Consolidated Statements of Operations. Interest and financial services income is not recorded when reasonable doubt exists as to the full, timely collection of interest or principal.

Other revenues include fees collected for prepayment and late payment for on‑balance sheet loans, which are calculated as certain percentages of interest over the prepaid principal loan amount in case of prepayment or certain percentages of past due amounts in case of late payment.

Customer incentives

In order to incentivize the individual customers to use the Platform and APP, the Group primarily provides two major types of incentive coupons: cash coupons that have a stated discount amount that reduces the selling price of a future purchase of product and repayment coupons that have a stated discount amount that reduce a future repayment on the installment purchase loans or personal installment loans. Both cash coupons and repayment coupons are given for free at the Group’s discretion, which are not linked to any transactions or previous transactions from the Platform and APP when they are given. In accordance with ASC 606-10-32-27, cash coupons and repayment coupons are accounted for as a reduction of revenue of the Group upon the future purchase or application by the customers. The amount of cash coupons and repayment coupons recognized as a reduction of revenue was RMB281.0 million, RMB196.3 million and RMB200.7 million for the years ended December 31, 2019, 2020 and 2021, respectively.

The Group offers a referral code incentive in cash to existing Borrowers for promoting its Platform and APP. Referral code incentives are granted to existing Borrowers for each new Borrower who successfully signs up on the Platform and APP using the existing Borrowers’ referral codes and has been granted a credit line. Referral code incentives, amounting to RMB19.7 million, RMB17.1 million and RMB27.3 million, were recorded as sales and marketing expenses on the Consolidated Statements of Operations for the years ended December 31, 2019, 2020 and 2021, respectively.

Contract balances

The Group classifies its right to consideration in exchange for products or services transferred to a customer as either a receivable or a contract asset. A receivable is a right to consideration that is unconditional as compared to a contract asset which is a right to consideration that is conditional upon factors other than the passage of time. Generally, the amount of revenue recognized from loan facilitation and matching services and Investment Program management services exceeds the amount billed to customers following the predetermined payment schedules at inception of the loans. The Group does not have an unconditional right to such exceeding amount. Service fees receivable represent the considerations for which the Group has satisfied its performance obligations and has the unconditional right to consideration. At each reporting date, the Group assesses whether there is any indicator of impairment to the contract assets and service fees receivable. An impairment loss, if any, is recorded as “Provision for credit losses of contract assets and receivables” on the Consolidated Statements of Operations.

Contract liabilities relate to unsatisfied performance obligations at the end of each reporting period and consist of cash payment received in advance from customers in membership services and post-origination services, which is recorded as “Deferred service fees” included in “Accrued expenses and other current liabilities” on the Consolidated Balance Sheets. The amount of revenue recognized that was included in the contract liabilities balance at the beginning of the years were RMB47.9 million and RMB52.0 million for the years ended December 31, 2020 and 2021, respectively.

Remaining performance obligations

The remaining performance obligation disclosure provides the aggregate amount of the transaction price yet to be recognized as of the end of the reporting period and an explanation as to when the Group expects to recognize these amounts in revenue. Additionally, as a practical expedient, the Group does not include contracts that have an original duration of one year or less.

As of December 31, 2020 and 2021, the aggregate amount of the transaction price allocated to remaining performance obligations related to customer contracts that are unsatisfied or partially unsatisfied was RMB1,101.3 million and RMB903.2 million, respectively. Given the profile of contract terms, substantially all of the remaining performance obligation is expected to be recognized as revenue over the next three years.

Practical expedients

The Group has used the following practical expedients as allowed under ASC 606:

The remaining performance obligation has not been disclosed when the performance obligation is part of a contract that has an original duration of one year or less.

The Group expenses sales commissions as incurred when the amortization period is one year or less. Sales commission expenses are recorded within “Sales and marketing expenses” on the Consolidated Statements of Operations.

Disaggregation of revenues within the scope of ASC 606

The following table presents the Group’s operating revenue within the scope of ASC 606 disaggregated by revenue sources:

	For the Year Ended December 31,
	2019	2020	2021
	(RMB in thousands)
Online direct sales and services income:
Online direct sales	3,623,991	1,900,835	1,661,156
Membership services	112,558	113,107	107,901
Other services	92,292	68,890	86,304
Total	3,828,841	2,082,832	1,855,361

	2019	2020	2021
	(RMB in thousands)
Credit-oriented services income
Loan facilitation and matching service fees-credit oriented	3,868,044	2,628,941	3,120,892
Post-origination service fees-credit oriented	643,399	1,087,567	1,327,452
Investment Program management service fees-credit oriented	300,425	70,488	—
Total	4,811,868	3,786,996	4,448,344

-	2019	2020	2021
	(RMB in thousands)
Platform-based services income:
Loan facilitation and matching service fees-performance based	556,143	1,656,998	1,727,794
Post-origination service fees-performance based	92,373	273,837	561,658
Loan facilitation and servicing fees-volume based	167,458	106,007	279,902
Total	815,974	2,036,842	2,569,354

The following table presents the Group’s operating revenue within the scope of ASC 606 disaggregated by timing of revenue recognition:

	For the Year Ended December 31,
	2019	2020	2021
	(RMB in thousands)
Revenues recognized at point-in-time	8,307,928	6,361,671	6,876,048
Revenues recognized over time	1,148,755	1,544,999	1,997,011
Total	9,456,683	7,906,670	8,873,059

Cash and Cash Equivalents
(n)
Cash and cash equivalents

Cash and cash equivalents represent cash on hand, demand deposits placed with banks or other financial institutions, which are unrestricted to withdrawal or use. As of December 31, 2020 and 2021, the Group did not have any cash equivalents.

Restricted Cash
(o)
Restricted cash

Restricted cash mainly represents: (i) cash received from the Borrowers but not yet been repaid to the funding partners or received from the funding partners but not yet been distributed to the Borrowers which is not available to fund the general liquidity needs of the Group; and (ii) security deposits set aside for partnering commercial banks or certain Institutional Funding Partners in case of Borrowers’ defaults.

Restricted Time Deposits
(p)
Restricted time deposits
Restricted time deposits include (i) time deposits securing the Group’s borrowings from financial institutions, and (ii) time deposits placed with and set aside for partnering commercial banks as Institutional Funding Partners in case of Borrowers' defaults.
Inventories, Net
(q)
Inventories, net

Inventories, consisting of products available for sale, are stated at the lower of cost or net realizable value. Cost of inventory is determined using the moving average cost method for the years ended December 31, 2020 and 2021. Prior to 2019, cost of inventory was determined using the First-in-first-out cost method. Such change did not have a material impact on the opening balance of retained earnings as of January 1, 2019 and the financial position and results of operations as of and for the year ended December 31, 2019. The accounting change was not applied retrospectively as the cumulative effect was not material to current operations or to the trend of the reported results of operations in accordance with ASC 250-10-S99-3. Net realizable value is the estimated selling price in the ordinary course of business, less reasonably predictable costs of disposal and transportation. Adjustments are recorded to write down the cost of inventory to the net realizable value due to slow-moving merchandise and damaged goods, which is dependent upon factors such as historical and forecasted consumer demand, and promotional environment. The Group takes ownership, risks and rewards of the products purchased. Write-downs are recorded in cost of revenues in the Consolidated Statements of Operations. As of December 31, 2020 and 2021, all inventory balances were products available for sale.

The Group also provides fulfillment-related services in connection with the Group’s online marketplace. Third-party sellers maintain ownership of their inventories and therefore these products are not included in the Group’s inventories.

Long-Term Investments
(r)
Long-term investments

The Group’s long-term investments consist of equity investments in privately held companies accounted for using the measurement alternative, equity investments accounted for using the equity method and a debt investment in forms of a loan for which the Group has the intent and ability to hold to maturity or payoff.

Equity investments accounted for using the measurement alternative

The Group adopted ASU 2016-01, Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities effective January 1, 2018 and measures long-term equity investments, other than equity method investments, at fair value through earnings. For those investments over which the Group does not have significant influence and without readily determinable fair value, the Group elected to record these investments at cost, less impairment, and plus or minus subsequent adjustments for observable price changes. Under this measurement alternative, changes in the carrying value of the equity investments are required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer. The Group makes reasonable efforts to identify price changes that are known or that can reasonably be known. The Group also makes a qualitative assessment of whether these investments are impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the Group has to estimate the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the Group has to recognize an impairment loss equal to the difference between the carrying value and fair value on its Consolidated Statements of Operations.

Equity investments accounted for using the equity method

The Group applies the equity method of accounting to account for its equity investments, according to ASC 323 Investment-Equity Method and Joint Ventures, over which it has significant influence but does not own a majority equity interest or otherwise control. Under the equity method, the Group initially records the investments at cost and the difference between the cost of the equity investee and the fair value of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill, which is included in the equity method investments on the Consolidated Balance Sheets. The Group subsequently adjusts the carrying amount of the investments to recognize its proportionate share of each equity investee's net income or loss into earnings and cash distributions from investees, if any, after the date of investment. The Group evaluates the equity method investments for impairment under ASC 323. An impairment loss on the equity method investment is recognized in earnings when the decline in value is determined to be other-than-temporary.

Debt investment

The loan held for long-term investment is carried at outstanding principal adjusted for any write-offs, and allowance for loan losses, any deferred fees or cost, and any unamortized premiums or discounts on the Consolidated Balance Sheets. The Group records the interest income associated with the debt investment using effective interest rate method on the Consolidated Statements of Operations. The allowance for credit losses was recognized that reflects the Group’s best estimate of the amounts that will not be collected.

Property, Equipment and Software, Net
(s)
Property, equipment and software, net

Property, equipment and software, net are stated at cost less accumulated depreciation, amortization and impairment, if any. Depreciation and amortization is computed using the straight‑line method over the estimated useful lives of the assets. The estimated useful lives are as follows:

Category	Estimated Useful Lives
Computers and equipment	3 years
Furniture and fixtures	4 ‑ 5 years
Leasehold improvement	Over the shorter of the expected life of leasehold improvement or the lease term
Software	3 ‑ 10 years

Land Use Rights, Net
(t)
Land use rights, net

Land use rights represent the land use rights obtained for the purpose of constructing offices, which was amortized on a straight-line basis over the term of the land use right period, approximately 30 years.

Impairment of Long-Lived Assets
(u)
Impairment of long‑lived assets

Long‑lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long‑lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets.

Fair Value Measurements
(v)
Fair value measurements

Financial instruments

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

•
Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
•
Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model‑derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.
•
Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Fair value measurements on a recurring basis

The carrying amount of cash and cash equivalents, restricted cash, amounts due from related parties, accounts payable, and amounts due to related parties approximates fair value because of their short‑term nature. Financing receivables are measured at amortized cost. Funding debts and accrued interest payable are carried at amortized cost. The carrying amount of the financing receivables, funding debts, accrued interest receivable, and accrued interest payable approximates their respective fair value as the interest rates applied reflect the current quoted market yield for comparable financial instruments.

For the off‑balance sheet loans funded by certain Institutional Funding Partners, the Group accounts for financial guarantee provided at fair value. The Group uses significant unobservable inputs to measure the fair value of these guarantee liabilities. The Group considers unobservable inputs to be significant, if, by their exclusion, the estimated fair value of a Level 3 asset or liability would be impacted by a significant percentage change, or based on qualitative factors such as the nature of the instrument and significance of the unobservable inputs relative to other inputs used within the valuation.

The Group elected the fair value option for the loans acquired or purchased from the relevant funding partners starting from the second quarter of 2020. The Group uses significant unobservable inputs to measure the fair value of these loans (Level 3).

Fair value measurements on a non-recurring basis

The Group measures certain financial assets at fair value on a non-recurring basis only if an impairment charge were to be recognized. The Group’s long-term equity investments are measured at fair value on a nonrecurring basis under measurement alternative, if an impairment loss is charged or fair value adjustment is made for an observable price change in an orderly transaction for identical or similar investments of the same issuer. The Group’s non‑financial assets, such as property, equipment and software, would be measured at fair value only if they were determined to be impaired.

Cost of Sales
(w)
Cost of sales

Cost of sales consists of purchase price of the products, shipping charges and handling costs, as well as write‑downs of inventory. Shipping charges to receive products from suppliers are included in the inventories, and recognized as cost of sales upon sale of the products to customers. For each of the periods presented, write‑downs of inventory were insignificant.

Funding Cost
(x)
Funding cost

Funding cost consists of interest expense the Group pays to funding partners, including certain Institutional Funding Partners and third-party investors of the consolidated Trusts and the asset backed securitized debts, to fund its on-balance sheet loans, certain fees and amortization of deferred debt issuance costs incurred in connection with obtaining these debts, such as origination fees and legal fees.

Processing and Servicing Cost
(y)
Processing and servicing cost

Processing and servicing cost consists primarily of vendor costs related to credit assessment, customer and system support, payment processing services and collection services associated with originating, facilitating and servicing the loans.

Sales and Marketing Expenses
(z)
Sales and marketing expenses

Sales and marketing expenses consist primarily of advertising costs and payroll and related expenses for personnel engaged in marketing and business development activities. Advertising costs, which consist primarily costs of online advertising and offline outdoor promotion activities, are expensed as incurred and are included within sales and marketing expenses on the Consolidated Statements of Operations. For the years ended December 31, 2019, 2020 and 2021, advertising costs totaled RMB1.0 billion, RMB791.2 million and RMB1.0 billion, respectively.

Research and Development Expenses
(aa)
Research and development expenses

Research and development expenses consist primarily of payroll and related expenses for IT professionals involved in developing technology platform and website, server and other equipment depreciation, bandwidth and data center costs. All research and development costs have been expensed as incurred as the costs qualifying for capitalization have been insignificant.

General and Administrative Expenses
(bb)
General and administrative expenses

General and administrative expenses consist of payroll and related expenses for employees involved in general corporate functions, including finance, legal and human resources; costs associated with use of facilities and equipment, such as depreciation expenses, rental and other general corporate related expenses.

Leases
(cc)
Leases

On January 1, 2019, the Group adopted ASU No. 2016-02, Leases (Topic 842), as amended, which supersedes the lease accounting guidance under Topic 840, and generally requires lessees to recognize operating and financing lease liabilities and corresponding right-of-use assets on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements.

The Group elected to apply practical expedients permitted under the transition method that allow the Group to use the beginning of the period of adoption as the date of initial application, to not recognize lease assets and lease liabilities for leases with a term of twelve months or less, to not separate non-lease components from lease components, and to not reassess lease classification, treatment of initial direct costs, or whether an existing or expired contract contains a lease. The Group did not retrospectively adjust the prior comparative periods. Under the new lease standard, the Group determines if an arrangement is or contains a lease at inception. Right-of-use assets and liabilities are recognized at lease commencement date based on the present value of remaining lease payments over the lease terms. The Group considers only payments that are fixed and determinable at the time of lease commencement.

As a result of the adoption, the Group recognized approximately RMB 113.2 million of right-of-use assets recorded in “Other assets”, and corresponding short-term leasing liabilities recorded in “Accrued expenses and other current liabilities” and long-term leasing liabilities recorded in “Other long-term liabilities” respectively on the Consolidated Balance Sheet as of January 1, 2019. The adoption had no impact on the Group’s Consolidated Statements of Operations for the year ended December 31, 2019 or the opening balances of retained earnings as of January 1, 2019.

The Group leases certain office premises under non‑cancelable leases, which expire at various dates through August 2026. As of December 31, 2021, the Group’s operating leases had a weighted average remaining lease term of 4.3 years and a weighted average discount rate of 4.91%.

Future minimum lease payments under non‑cancelable operating leases agreements are as follows:

For the Year ended December 31, 2021
RMB in thousands
2022	55,088
2023	45,155
2024	41,129
2025 and thereafter	71,585
Total future lease payments	212,957
Impact of discounting remaining lease payments	(21,924)
Total lease liabilities	191,033
- Short-term portion	53,644
- Long-term portion	137,389

Rental expenses under operating leases for the year ended December 31, 2019 were RMB54.9 million. Operating lease cost for the years ended December 31, 2020 and 2021 was RMB57.9 million and RMB59.7 million, respectively, which excluded cost of leasing contracts with original terms less than 12 months. Short-term lease cost for the years ended December 31, 2020 and 2021 was RMB3.9 million and RMB6.4 million, respectively. Supplemental cash flow information related to operating leases was as follows:

For the Year ended December 31, 2021
RMB in thousands
Cash payments for operating leases	60,620
Right-of-use assets obtained in exchange for operating lease liabilities	172,603

Share-Based Compensation
(dd)
Share‑based compensation

Share-based awards granted to the Group’s employees and non-employees, directors and non-employee directors, such as stock options and restricted share units, are measured at the grant date based on the fair value of the awards in accordance with ASC 718, Compensation-Stock Compensation. Share-based compensation, net of estimated forfeitures, is recognized as expenses on a straight-line basis over the requisite service period, which is the vesting period.

The modification of the terms or conditions of the existing shared-based award is treated as an exchange of the original award for a new award. The incremental compensation expenses are equal to the excess of the fair value of the modified award immediately after the modification over the fair value of the original award immediately before the modification. For stock options already vested as of the modification date, the Group immediately recognized the incremental value as compensation expenses. For stock options still unvested as of the modification date, the incremental compensation expenses are recognized over the remaining service period of these stock options.

Prior to the adoption of ASU No. 2018-07, Compensation-Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting on January 1, 2019, share-based awards granted to non-employees are accounted for in accordance with ASC 505-50, Equity-Based Payments to Non-Employee. All transactions in which services are received in exchange for share-based awards are accounted for based on the fair value of the consideration received or the fair value of the awards issued, whichever is more reliably measurable. Share-based compensation is measured at fair value at the earlier of the commitment date or the date the services are completed. The Group remeasures the awards using the then-current fair value at each reporting date until the measurement date, generally when the services are completed and awards are vested, and attributes the changes in those fair values over the service period by straight-line method. Under ASU No. 2018-07, the accounting for awards to non-employees are similar to the model for employee awards.

Stock options and restricted share units granted generally vest over four years.

Prior to completion of the IPO, the exercise price of each granted stock option was US$0.0001, the Company used intrinsic value (approximately the fair value of each of the Company’s ordinary share) on the grant date to estimate the fair value of the stock options granted. After the IPO, the exercise price of each granted stock option is determined by the closing price of the Company’s ordinary share on the grant date. Therefore, the Company utilizes the binomial option pricing model to estimate the fair value of stock options granted after the IPO. The fair value of each granted restricted share unit is determined by the closing price of the Company’s ordinary share on the grant date.

Forfeitures are estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from those estimates. The Group uses historical data to estimate forfeitures of share-based awards and records share-based compensation expenses only for those awards that are expected to vest.

Taxation
(ee)
Taxation

Income tax

Current income tax is provided for in accordance with the laws of the relevant tax jurisdictions.

Deferred income tax is provided using assets and liabilities method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

Deferred tax assets are recognized to the extent that these assets are more‑likely‑than‑not to be realized. In making such a determination, the Group considers all positive and negative evidence, including future reversals of projected future taxable income and results of recent operation. The Group records a valuation allowance to reduce the amount of deferred tax assets if based on the weight of available evidence, it is more‑likely‑than‑not that some portion, or all, of the deferred tax assets will not be realized.

Uncertain tax positions

To assess uncertain tax positions, the Group applies a more‑likely‑than‑not threshold and a two‑step approach for the tax position measurement and financial statement recognition. Under the two‑step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more‑likely‑than‑not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likelihood of being realized upon settlement. The Group classifies interest and penalties related to income tax matters, if any, in income tax expense.

Net Income Per Share
(ff)
Net income per share

Basic net income per share is computed by dividing net income attributable to ordinary shareholders. Net income per ordinary share are computed on Class A Ordinary Shares and Class B Ordinary Shares together, because both classes have the same dividend rights in the Company’s undistributed net income.

Diluted net income per share is calculated by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of ordinary shares issuable upon the conversion of convertible notes using the if-converted method, and ordinary shares issuable upon the exercise of outstanding stock options and vesting of restricted share units, using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted income per share calculation when inclusion of such shares would be anti-dilutive.

Segment Reporting
(gg)
Segment reporting

The Group engages primarily in online direct sales services and online consumer finance services for its customers in the PRC. The Group does not distinguish between markets or segments for the purpose of internal reports. The Group does not distinguish revenues, costs and expenses between segments in its internal reporting, and reports costs and expenses by nature as a whole. The Group’s chief operating decision maker, who has been identified as the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole and hence, the Group has only one reportable segment. As most of the Group’s long‑lived assets are all located in the PRC and all the Group’s revenues are derived from the PRC, no geographical segments are presented.

Statutory Reserves
(hh)
Statutory reserves

The Company’s subsidiaries, the VIEs and the VIEs’ subsidiaries established in the PRC are required to make appropriations to certain non‑distributable reserve funds.

In accordance with the laws applicable to the Foreign Investment Enterprises (“FIEs”) established in the PRC, the Group’s subsidiaries registered as wholly foreign‑owned enterprises (“WFOEs”) have to make appropriations from its annual after‑tax profits as determined under Generally Accepted Accounting Principles in the PRC (“PRC GAAP”) to reserve funds including general reserve fund, enterprise expansion fund and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the annual after‑tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the company. Appropriations to the enterprise expansion fund and staff bonus and welfare fund are made at the respective company’s discretion.

In addition, in accordance with the PRC Company Laws, the consolidated VIEs and the VIEs’ subsidiaries, registered as Chinese domestic companies, must make appropriations from their annual after‑tax profits as determined under PRC GAAP to non‑distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the annual after‑tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the respective company’s discretion.

The use of the general reserve fund, enterprise expansion fund, statutory surplus fund and discretionary surplus fund are restricted to offsetting of losses or increasing of the registered capital of the respective company. The staff bonus and welfare fund is a liability in nature and is restricted to fund payments of special bonus to employees and for the collective welfare of all employees. None of these reserves are allowed to be transferred to the company in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.

For the years ended December 31, 2019, 2020 and 2021, profit appropriation to general reserve fund and statutory surplus fund for the Group’s entities incorporated in the PRC was approximately RMB152.1 million, RMB296.9 million and RMB252.1 million respectively.

Significant Risks and Uncertainties
(ii)
Significant risks and uncertainties

Foreign currency risk

The PRC government imposes controls on the convertibility of RMB into foreign currencies. The Group’s cash and cash equivalents, restricted cash and restricted time deposits denominated in RMB that are subject to such government controls amounted to RMB 4,276.9 million and RMB 5,119.0 million as of December 31, 2020 and December 31, 2021, respectively. The value of RMB is subject to changes in the central government policies and to international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the PBOC. Remittances in currencies other than RMB by the Group in the PRC must be processed through PBOC or other Chinese foreign exchange regulatory bodies which require certain supporting documentation in order to process the remittance.

Operation and compliance risk

In August 2017, the State Council promulgated the Regulations on the Supervision and Administration of Financing Guarantee Companies, or the Financing Guarantee Regulations, effective October 1, 2017. In October 2019, the Chinese Banking and Insurance Regulatory Commission, or CBIRC, and other eight PRC regulatory agencies promulgated the Supplementary Provisions on the Supervision and Administration of Financing Guarantee Companies, or the Financing Guarantee Supplementary Provisions. The Financing Guarantee Supplementary Provisions provides that, among others, institutions providing services such as client recommendation and credit assessment to various institutional funding partners shall not render any financing guarantee service, whether directly or in disguised form, without the necessary approval. Otherwise, the penalties set forth in the Financing Guarantee Regulations may be imposed by the regulatory authorities, and the Group’s existing business shall be properly settled.

Due to a lack of further interpretations, the exact definition and scope of “operating financing guarantee business” under the Financing Guarantee Regulations or “providing financing guarantee services in disguised form” under the Financing Guarantee Supplementary Provisions are still unclear. The Group provided various investor protection measures to Institutional Funding Partners through different kinds of arrangements, including direct deposits, and back-to-back guarantees to the insurance companies and guarantee companies. It is uncertain whether these or certain of these arrangements would be deemed to have operated financing guarantee business or provided financing guarantee services in disguised form. If such arrangements were deemed to be in violation of any applicable laws and regulations, the Group could be subject to penalties and/or be required to change its current business model, and as a result, the Group’s business, financial condition, and results of operations could be materially and adversely affected.

In an effort to ensure compliance with applicable laws and regulations, the Group has currently conducted part of the investor protection measures through its own financial guarantee companies, which are qualified to provide financing guarantee services. The Group is continuously making efforts to adjust its business model and practice to mitigate the relevant compliance risk, including increasing the proportion of investor protection measures through its own financial guarantee companies.

Concentration of credit risk

Credit risk is one of the most significant risks for the Group’s installment purchase loans and personal installment loans businesses. The Group records provision for credit losses based on its estimated probable losses against its financing receivables. Apart from the financing receivables, financial instruments that potentially expose the Group to significant concentration of credit risk primarily included in the financial statement line items of cash and cash equivalents, restricted cash, restricted time deposits, accrued interest receivable, prepaid expenses and other current assets, guarantee receivables, service fees receivable and contract assets, and deposits to insurance companies and guarantee companies. The Group holds its cash and cash equivalents, restricted cash and restricted time deposits at reputable financial institutions in the PRC and at international financial institutions with high ratings from internationally recognized rating agencies. As of December 31, 2021, approximately 97% of the Group’s cash and cash equivalents, restricted cash and restricted time deposits were held in the financial institutions in the PRC and the remaining cash and cash equivalents, restricted cash and restricted time deposits were held in financial institutions outside the PRC. Financing receivables, accrued interest receivable, service fees receivable and contract assets are typically unsecured and are derived from revenues earned from customers in the PRC. The risk with respect to these receivables and contract assets are mitigated by credit evaluations the Group performs on its Borrowers and the Group’s ongoing monitoring process of outstanding balances.

Concentration of customers, suppliers, and funding partners

There was no revenue from customers which individually represented greater than 10% of the total operating revenue for any of the periods presented. There were no financing receivables, contract assets and service fees receivable and guarantee receivables due from customers of the Group that individually accounted for greater than 10% of the Group’s carrying amount of financing receivables, contract assets and service fees receivable and guarantee receivables as of December 31, 2020 and 2021, respectively.

There were two, three and two inventory suppliers accounted for more than 10% of the Group’s total purchases for the years ended December 31, 2019, 2020 and 2021, respectively. Four and three suppliers accounted for more than 10% of the Group’s accounts payable as of December 31, 2020 and 2021, respectively, as follows:

	As of December 31,
	2020	2021
Inventory supplier A	16.9%	16.6%
Inventory supplier B	16.8%	*
Inventory supplier C	10.7%	—
Inventory supplier D	24.4%	16.6%
Inventory supplier E	—	11.9%

* Less than 10%.

There was no funding partner, including Individual Investor or Institutional Funding Partner, that accounted for more than 10% of the Group’s total funding cost for the years ended December 31, 2019. There was one and two Institutional Funding Partners that accounted for more than 10% of the Group’s total funding cost for the year ended December 31, 2020 and 2021. Institutional Funding Partners accounted for more than 10% of the Group’s funding debts as of December 31, 2020 and 2021 respectively as follows:

	As of December 31,
	2020	2021
Institutional Funding Partner A	21.4%	16.3%
Institutional Funding Partner B	*	23.0%

There was one, two and one Institutional Funding Partner that accounted for more than 10% of the Group’s origination of off-balance sheet loans for the year ended December 31, 2019, 2020 and 2021.

As of December 31, 2020, one insurance company and three guarantee companies accounted for more than 10% of the Group’s deposits to insurance companies and guarantee companies. As of December 31, 2021, two guarantee companies accounted for more than 10% of the Group’s deposits to insurance companies and guarantee companies.

	As of December 31,
	2020	2021
Guarantee Company A	13.6%	16.8%
Guarantee Company B	19.6%	16.4%
Insurance Company C	18.8%	*
Guarantee Company D	12.6%	*

* Less than 10%.

Impact of COVID-19

The COVID-19 pandemic has adversely impacted overall economic conditions in China. The business and operations of the Group in early 2020 were adversely affected, including but not limited to negative impact to the growth of loan originations and operating revenues, and additional credit losses for receivables and financial guarantees caused by increased credit risk. The pandemic also resulted in the impairment to the Group’s long-term investments due to the lower-than-expected financial performance. Starting from the fourth quarter of 2020, a few waves of COVID-19 infections emerged in various regions of China in late 2021 and early 2022, the extent of the business disruption and the related financial impact will depend on future developments of the COVID-19 pandemic, which are highly uncertain and difficult to predict.

The Group has assessed various accounting estimates and other matters, including credit losses for financial assets, long-term investments, share-based compensation, valuation allowances for deferred tax assets and revenue recognition. Based on current assessment of these estimates, although the COVID-19 outbreak adversely affected the Group’s business in early 2020, the Group concluded that there would be no material impact on the Group’s long-term forecast as of December 31, 2021. While the adverse impact from COVID-19 is currently expected to be temporary, there is uncertainty around the duration of these disruptions and the possibility of other adverse effects on the Group’s business, and the Group will continue to monitor for potential credit risk as the impact of the COVID-19 pandemic evolves.

Recent Accounting Pronouncements
(jj)
Recent accounting pronouncements

In January 2020, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2020-01, Investments — Equity Securities (Topic 321), Investments — Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815) — Clarifying the Interactions between Topic 321, Topic 323, and Topic 815 (a consensus of the FASB Emerging Issues Task Force) which clarifies the interactions of the accounting for certain equity securities under ASC 321, investments accounted for under the equity method of accounting in ASC 323, and the accounting for certain forward contracts and purchased options accounted for under ASC 815. ASU No. 2020-01 could change how an entity accounts for (i) an equity security under the measurement alternative and (ii) a forward contract or purchased option to purchase securities that, upon settlement of the forward contract or exercise of the purchased option, would be accounted for under the equity method of accounting or the fair value option in accordance with ASC 825, Financial Instruments. These amendments improve current U.S. GAAP by reducing diversity in practice and increasing comparability of the accounting for these interactions. The new guidance is effective prospectively for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Early adoption was permitted. The adoption of this standard did not have a material impact on our consolidated financial statements.

Other accounting standards that we adopted beginning January 1, 2021 did not have a significant impact on our consolidated financial statements.

In August 2020, the FASB issued ASU No. 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40)—Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. The ASU simplifies accounting for convertible instruments by removing major separation models required under current GAAP. Consequently, more convertible debt instruments will be reported as a single liability instrument with no separate accounting for embedded conversion features. The ASU removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception, which will permit more equity contracts to qualify for the exception. The ASU also simplifies the diluted net income per share calculation in certain areas. The new guidance is effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption was permitted, but no earlier than fiscal year beginning after December 15, 2020, including interim periods within that fiscal year. The Group is currently evaluating this standard but do not expect that it will have a material impact on our consolidated financial statements.

In May 2021, the FASB issued ASU No. 2021-04, Earnings Per Share (Topic 260), Debt — Modifications and Extinguishments (Subtopic 470-50), Compensation — Stock Compensation (Topic 718), and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40) to clarify and reduce diversity in an issuer’s accounting for modifications or exchanges of freestanding equity classified written call options (for example, warrants) that remain equity classified after modification or exchange. The amendments in this update are effective for all entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. An entity should apply the amendments prospectively to modifications or exchanges occurring on or after the effective date of the amendments. The Group is currently evaluating this standard but do not expect that it will have a material impact on our consolidated financial statements.

In October 2021, the FASB issued ASU No. 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (ASU 2021-08), which clarifies that an acquirer of a business should recognize and measure contract assets and contract liabilities in a business combination in accordance with Topic 606, Revenue from Contracts with Customers. The new amendments are effective for us are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The amendments should be applied prospectively to business combinations occurring on or after the effective date of the amendments, with early adoption permitted. The Group is currently evaluating this standard but do not expect that it will have a material impact on our consolidated financial statements.

In March, 2022, the FASB issued ASU 2022-02, Financial Instruments - Credit Losses (Topic 326), Troubled Debt Restructurings and Vintage Disclosures, which eliminates the accounting guidance for TDRs in ASC 310-40, Receivables - Troubled Debt Restructurings by Creditors. ASU 2022-02 also requires an issuer to disclose current-period gross writeoffs by year of origination for financing receivables and net investments in leases within the scope of Subtopic 326-20, Financial Instruments—Credit Losses—Measured at Amortized Cost. The amendments in ASU 2022-02 are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Early adoption is permitted. The amendments should be applied prospectively, with one possible exception. The Group is currently evaluating the impact of the new guidance on its consolidated financial statements.